ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2016	Jun. 30, 2015
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 304	$ 234	$ 307
Charge-offs
Recoveries
Provisions	56	70	(73)
ALLL balance at June 30	360	304	234
Individually evaluated for impairment
Collectively evaluated for impairment				360	304
Total ALLL balance	360	234	234	360	304
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	125	103
Charge-offs
Recoveries
Provisions	97	22
ALLL balance at June 30	222	125	103
Individually evaluated for impairment
Collectively evaluated for impairment				222	125
Total ALLL balance	222	103	103	222	125
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	63	14
Charge-offs
Recoveries
Provisions	(6)	49
ALLL balance at June 30	57	63	14
Individually evaluated for impairment
Collectively evaluated for impairment				57	63
Total ALLL balance	57	14	14	57	63
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	9	5
Charge-offs
Recoveries
Provisions	(2)	4
ALLL balance at June 30	7	9	5
Individually evaluated for impairment
Collectively evaluated for impairment				7	9
Total ALLL balance	7	5	5	7	9
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	30	12
Charge-offs
Recoveries
Provisions	(8)	18
ALLL balance at June 30	22	30	12
Individually evaluated for impairment
Collectively evaluated for impairment				22	30
Total ALLL balance	22	12	12	22	30
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	34	45
Charge-offs
Recoveries
Provisions	(18)	(11)
ALLL balance at June 30	16	34	45
Individually evaluated for impairment
Collectively evaluated for impairment				16	34
Total ALLL balance	16	45	45	16	34
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	37	47
Charge-offs
Recoveries
Provisions	(8)	(10)
ALLL balance at June 30	29	37	47
Individually evaluated for impairment
Collectively evaluated for impairment				29	37
Total ALLL balance	29	47	47	29	37
Commercial Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	6	8
Charge-offs
Recoveries
Provisions	1	(2)
ALLL balance at June 30	7	6	8
Individually evaluated for impairment
Collectively evaluated for impairment				7	6
Total ALLL balance	$ 7	$ 8	$ 8	$ 7	$ 6